Earnings per share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic		$ 63,627,551	$ 72,977,548	$ 66,482,107
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted		$ 63,627,551	$ 72,977,548	$ 66,482,107
Denominator:
Weighted average number of shares outstanding, basic	[1]	128,704,610	133,261,510	142,625,427
Stock options		1,877,785	1,271,209	348,603
Restricted stock units		1,023,474	3,120,310	3,513,919
Weighted average number of shares outstanding-diluted		131,605,869	137,653,029	146,487,949
Basic earnings per share		$ 0.49	$ 0.55	$ 0.47
Diluted earnings per share		$ 0.48	$ 0.53	$ 0.45
Employee Stock Option [Member]
Numerator:
Anti-dilutive shares		180,000	2,260,762	11,878,986

[1]	The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.